Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables
Trade payables	$ 508.3	$ 414.6
Other payables
Salaries and related payables	77.9	17.3
Provision for annual leave and early retirement (see Note 14(a))	12.6	14.1
Government institutions	19.7	15.5
Accrued interest	5.0	3.9
Accrued expenses	41.6	54.6
Advances from customers and others	11.2	9.5
Payables and other credit balances	59.9	36.9
Other payables	227.9	151.8
Total trade and other payables	$ 736.2	$ 566.4